Interest and financing service fees on loans (Tables)	12 Months Ended
Dec. 31, 2021
Interest and financing service fees on loans [Abstract]
Schedule of interest and fees income costs
	Year ended December 31, 2021
	Traditional facilitation model	Collaboration model	Total
	RMB	RMB	RMB

Interest and financing service fees on loans	221,911,212	1,548,440,433	1,770,351,645
Interests on deposits with banks	1,370,290	10,603,385	11,973,675
Interest expenses on interest-bearing borrowings	(2,176,396)	(773,389,219)	(775,565,615)

Net interest and fees income	221,105,106	785,654,599	1,006,759,705

Collaboration cost for sales partners	-	(425,736,650)	(425,736,650)

Net interest and fees income after collaboration cost	221,105,106	359,917,949	581,023,055

Provision for credit losses	453,252,659	(175,062,153)	278,190,506

Net interest and fees income after provision for credit losses	674,357,765	184,855,796	859,213,561